Fair Value Measurements: Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation (Tables)	6 Months Ended
Sep. 30, 2014
Tables/Schedules
Fair Value, Instruments Classified in Shareholders' Equity Measured on Recurring Basis, Unobservable Input Reconciliation

	Convertible Notes	Derivative Liability	Total

Balance, March 31, 2012	$308,255	$334,497	$308,255

Realized and unrealized gains (losses); Included in other income (expense)	(101,701)	(97,575)	(199,276)
Purchases, issuances, and settlements	20,967	23,389	(44,356
Balance, March 31, 2013	$227,521	$260,311	$487,832

Realized and unrealized gains (losses); Included in other income (expense)	65,235	78,385	143,720
Loss on extinguishment of debt	756,719	(197,671)	559,048
Purchases, issuances, and settlements	14,843	15,745	30,588
Balance, March 31, 2014	$933,748	$-	$933,748